Subsequent Events	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 27: SUBSEQUENT EVENTS

      (a)      On January 7, 2014, Navios Holdings received an amount of $3,649, as a dividend distribution from Navios Acquisition.

(b)      On January 26, 2014, Navios Holdings entered into agreements to purchase two bulk carrier vessels, one 84,000 dwt Panamax vessel and one 180,600 dwt Capesize vessel, to be built in Japan. The vessels' acquisition prices are $31,800 and $52,000, respectively. Both vessels are scheduled for delivery in the fourth quarter of 2015. The vessels will be financed with debt and cash from operations.

(c)      On January 27, 2014, Navios Asia took delivery of the N Bonanza, a 2006-built 76,596 dwt bulk carrier vessel for a purchase price of $17,500, of which $6,250 was paid from the Company's and noncontrolling shareholders' cash and $11,250 was financed through a loan.

(d)      On January 28, 2014, the Company completed the sale 2,000,000 American Depositary Shares, each of which represents 1/100th of a share of the Company's Series G Cumulative Redeemable Perpetual Preferred Stock, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends will be payable on the Series G Cumulative Redeemable Perpetual Preferred Stock at a rate of 8.75% per annum of the stated liquidation preference. The net proceeds of approximately $47,725 from the offering (after deducting underwriting discounts and estimated offering expenses) will be used for general corporate purposes, including acquisition of vessels.

(e)      In January 2014, Navios Holdings entered into agreements to charter-in five new building Japanese Kamsarmax vessels. The vessels are expected to be delivered between the second quarter of 2015 and the fourth quarter of 2016 and are chartered-in for periods from seven to ten years. Navios has purchase option on all of the vessels.

      (f)      On February 14, 2014, Navios Holdings received an amount of $7,435, as a dividend distribution from Navios Partners.

(g)      On February 17, 2014, the Board of Directors of Navios Holdings declared a dividend of $0.06 per share of common stock. The dividend was paid on March 27, 2014 to stockholders of record on March 20, 2014.

(h)      In February, 2014, Navios Partners completed a public offering of 6,325,000 common units, including the full exercise of the underwriters' overallotment option, at $17.30 per unit and raised net proceeds of approximately $106,718. Navios Holdings paid $2,233 in order to retain its 2.0% general partner interest. Following this offering, Navios Holdings' interest in Navios Partners decreased to 20.0% (which includes a 2.0% general partner interest).

(i )      In February 2014, Navios Acquisition completed a public offering of 14,950,000 shares of its common stock, including the full exercise of the underwriters' overallotment option at a price of $3.85 per share, raising gross proceeds of $57,558. Following this offering, Navios Holdings has a 43.1% voting and a 45.8% economic interest in Navios Acquisition.
(j)      With effect from March 25, 2014, the Company entered into an agreement to terminate the amended credit default insurance policy. In connection with the termination Navios Holdings received compensation of $ 4,044 in cash direct from the credit default insurer during the second quarter of 2014. The Company is expected to receive an additional $ 7,229 in the second quarter of 2014 from the settlement proceeds of a defaulted counterparty related claim.
(k)      On April 22, 2014, Navios Logistics and Navios Logistics Finance (US) Inc. competed the sale of $375,000 of its 7.25% senior notes due 2022 (the “2022 Logistics Notes”). The net proceeds of this offering were used (i) to fund its current tender offer and consent solicitation for certain outstanding notes and pay related fees and expenses, (ii) to discharge and redeem any of such notes that are not purchased in the tender offer after all conditions to the tender offer are satisfied or waived, including the payment of any related fees and expenses and any redemption premium, and (iii) for general corporate purposes.